Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (15,041,504)	$ (3,427,675)	$ (5,451,778)	$ (2,125,487)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	226,985	1,072,610	1,114,656	101,040
Depreciation expense	70,184	61,928	86,136	89,749
Loss on disposal of equipment				1,392
Noncash consulting expense				171,100
Noncash lease expense	1,765	2,951	2,683
Gain on debt extinguishment		(160,588)	(160,588)	0
Change in fair value of convertible notes		76,738	76,738	0
Reverse recapitalization issuance costs in excess of gross proceeds	6,566,821
Noncash common stock purchase agreement issuance costs	650,000
Change in fair value of derivative warrant liabilities	(1,954,767)
Changes in operating assets and liabilities:
Accounts receivable	(293,821)	109,868	109,868	(113,068)
Prepaid expenses and other current assets	460,895	(16,069)	(230,955)	(583)
Due from related parties	286	1,810	5,114	(5,400)
Accounts payable	1,019,751	130,063	319,325	20,981
Accrued expenses and other current liabilities	380,401	22,905	399,801	82,223
Security deposits	(11,000)
Deferred revenue		(28,949)	(28,949)	(26,051)
Net cash used in operating activities	(7,924,004)	(2,154,408)	(3,757,949)	(1,804,104)
Cash flows from investing activities:
Purchases of property and equipment	(28,607)	(11,464)	(142,013)	(12,366)
Net cash used in investing activities	(28,607)	(11,464)	(142,013)	(12,366)
Cash flows from financing activities:
Proceeds from issuance of capital units, net of issuance costs				1,391,742
Proceeds from issuance of preferred stock, net of offering costs		9,349,675
Proceeds from issuance of convertible preferred stock, net of issuance costs			9,349,675
Proceeds from issuance of promissory note				160,588
Net proceeds from Transaction and Maxim Private Placement	3,307,162
Repayment of insurance premium financing	(604,876)
Proceeds from issuance of convertible notes		750,000	750,000
Proceeds from common stock purchase agreement	748,888
Proceeds from exercise of public warrants	1,150
Proceeds from exercise of stock options	659,501	180,000	180,000
Net cash provided by financing activities	4,111,825	10,279,675	10,279,675	1,552,330
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,840,786)	8,113,803	6,379,713	(264,140)
Cash, cash equivalents and restricted cash at beginning of period	6,560,140	180,427	180,427	444,567
Cash, cash equivalents, and restricted cash at end of period	2,719,354	8,294,230	6,560,140	180,427
Supplemental information:
Cash and cash equivalents	2,669,354	8,269,230	6,510,140	155,427
Restricted cash	50,000	25,000	50,000	25,000
Total cash, cash equivalents, and restricted cash shown in statements of cash flows	2,719,354	8,294,230	6,560,140	180,427
Supplemental disclosure of noncash investing and financing activities:
Issuance of capital units in exchange for services				$ 171,100
Acquisition of right-of-use asset	162,634	404,625
Financing of insurance premiums	1,516,000
Conversion of capital units into convertible preferred stock		10,681,040	10,681,040
Conversion of convertible preferred stock into common stock	20,857,453
Settlement of convertible notes for convertible preferred stock		$ 826,738	$ 826,738
Issuance of common stock to settle stock issuance costs	3,443,750
Issuance of Series A preferred stock to settle stock issuance costs	910,000
Accretion on convertible preferred stock	287,984
Issuance of Series A preferred stock to settle underwriting fees payable assumed in Transaction	3,395,389
Derivative warrant liabilities assumed in Transaction	$ 2,286,379